Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 98.5%
	CORPORATE DEBT – 35.5%
	Financials – 10.7%
$432	Air Lease Corp	3.875%	7/03/23	BBB	$452,128
106	Aircastle Ltd	5.000%	4/01/23	BBB-	113,469
184	American Express Co	3.125%	5/20/26	A-	193,444
930	American International Group Inc	4.200%	4/01/28	BBB+	1,024,400
592	Anthem Inc	3.500%	8/15/24	BBB+	622,689
116	Anthem Inc	3.700%	9/15/49	BBB+	111,364
309	Aon Corp	3.750%	5/02/29	BBB+	333,835
251	Ares Capital Corp	4.250%	3/01/25	BBB-	259,884
132	AXIS Specialty Finance PLC	4.000%	12/06/27	BBB+	138,231
133	Bank of Montreal	3.803%	12/15/32	BBB+	137,987
175	Bank of New York Mellon Corp	3.850%	4/28/28	A+	194,627
40	Barclays Bank PLC	3.750%	5/15/24	A	42,311
800	Barclays PLC	3.932%	5/07/25	BBB+	834,614
23	BB&T Corp	3.700%	6/05/25	A	24,712
60	Boston Properties LP	2.900%	3/15/30	BBB+	60,264
87	Brixmor Operating Partnership LP	4.125%	5/15/29	BBB-	94,006
406	Capital One Financial Corp	3.800%	1/31/28	BBB+	432,040
137	Charles Schwab Corp	3.250%	5/22/29	A	145,114
419	Citigroup Inc	4.125%	7/25/28	BBB+	453,642
423	Citigroup Inc	4.750%	5/18/46	BBB+	497,174
127	CNA Financial Corp	3.900%	5/01/29	BBB	137,859
147	Discover Bank	4.650%	9/13/28	BBB	165,151
290	Fifth Third Bancorp	3.950%	3/14/28	BBB+	318,136
329	GATX Corp	4.550%	11/07/28	BBB	362,153
600	GE Capital International Funding Co Unlimited Co	4.418%	11/15/35	BBB+	633,269
20	Goldman Sachs Group Inc	3.750%	2/25/26	A-	21,277
26	Goldman Sachs Group Inc	3.500%	11/16/26	A-	27,089
295	Goldman Sachs Group Inc	1.301%	5/01/29	A-	322,392
364	Goldman Sachs Group Inc	4.411%	4/23/39	A-	411,152
175	Hartford Financial Services Group Inc	4.400%	3/15/48	BBB+	203,784
18	Healthcare Realty Trust Inc	3.625%	1/15/28	BBB	18,875
100	Highwoods Realty LP	3.050%	2/15/30	BBB	98,595
87	Hospitality Properties Trust	4.375%	2/15/30	BBB-	83,962
175	Humana Inc	3.850%	10/01/24	BBB	185,568

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$97	Huntington Bancshares Inc/OH	4.000%	5/15/25	BBB+	$105,208
301	International Lease Finance Corp	8.625%	1/15/22	BBB-	341,686
141	Jefferies Financial Group Inc	5.500%	10/18/23	BBB-	154,141
4	JPMorgan Chase & Co	3.702%	5/06/30	A	4,303
252	JPMorgan Chase & Co	3.964%	11/15/48	A	282,008
40	KeyBank NA/Cleveland OH	3.400%	5/20/26	BBB+	41,976
196	Lazard Group LLC	4.500%	9/19/28	BBB+	215,175
90	Lincoln National Corp	4.200%	3/15/22	BBB+	94,209
109	Manulife Financial Corp	4.061%	2/24/32	BBB+	113,673
132	Markel Corp	5.000%	5/20/49	BBB	153,285
291	MetLife Inc	3.000%	3/01/25	A-	303,778
13	Morgan Stanley	4.350%	9/08/26	BBB+	14,159
384	Morgan Stanley	4.457%	4/22/39	A-	445,702
26	Physicians Realty LP	3.950%	1/15/28	BBB-	27,375
104	Principal Financial Group Inc	3.700%	5/15/29	A-	113,555
179	Prudential Financial Inc	5.375%	5/15/45	BBB+	195,056
236	Raymond James Financial Inc	3.625%	9/15/26	BBB+	247,152
8	Realty Income Corp	3.650%	1/15/28	A-	8,601
180	Regions Financial Corp	3.800%	8/14/23	BBB+	190,482
18	Reinsurance Group of America Inc	4.700%	9/15/23	BBB+	19,599
746	Royal Bank of Scotland Group PLC	4.269%	3/22/25	BBB+	791,506
89	Sabra Health Care LP / Sabra Capital Corp	4.800%	6/01/24	BBB-	93,744
380	Santander Holdings USA Inc	3.244%	10/05/26	BBB	381,159
99	SunTrust Bank/Atlanta GA	3.300%	5/15/26	BBB+	103,596
254	Synchrony Financial	3.950%	12/01/27	BBB-	264,612
236	Toronto-Dominion Bank	3.625%	9/15/31	A-	246,424
100	UDR Inc	3.000%	8/15/31	BBB+	100,876
89	UnitedHealth Group Inc	3.850%	6/15/28	A	98,102
180	Unum Group	4.500%	12/15/49	BBB	173,654
239	US Bancorp	3.100%	4/27/26	A	250,199
105	Ventas Realty LP	4.400%	1/15/29	BBB+	117,418
86	VEREIT Operating Partnership LP	4.875%	6/01/26	BBB-	95,735
233	Wells Fargo & Co	4.750%	12/07/46	A-	278,303
111	Welltower Inc	4.250%	4/15/28	BBB+	122,761
190	Westpac Banking Corp	4.322%	11/23/31	BBB+	202,283
188	Willis North America Inc	4.500%	9/15/28	BBB	209,203
14,634	Total Financials				15,755,895
	Industrial – 14.5%
170	Abbott Laboratories	4.750%	11/30/36	BBB+	208,940

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$338	AbbVie Inc	3.600%	5/14/25	BBB+	$354,689
310	Allergan Funding SCS	3.850%	6/15/24	BBB-	327,141
136	American Tower Corp	3.800%	8/15/29	BBB-	145,389
192	Amgen Inc	4.563%	6/15/48	A-	220,685
711	Anheuser-Busch InBev Worldwide Inc	4.000%	4/13/28	BBB+	784,847
136	Apache Corp	4.750%	4/15/43	BBB	124,088
240	AT&T Inc	4.350%	3/01/29	BBB+	265,356
174	AT&T Inc	5.375%	10/15/41	BBB+	204,203
179	AT&T Inc	4.900%	6/15/42	BBB+	202,186
199	AT&T Inc	4.300%	12/15/42	BBB+	210,638
248	AT&T Inc	4.350%	6/15/45	BBB+	262,679
134	AutoNation Inc	4.500%	10/01/25	BBB-	143,229
52	Baxalta Inc	4.000%	6/23/25	BBB	55,873
87	Baxter International Inc	3.500%	8/15/46	A-	86,812
112	Becton Dickinson and Co	4.685%	12/15/44	BBB-	131,853
125	Bell Canada Inc	4.464%	4/01/48	BBB+	144,793
129	Booking Holdings Inc	3.550%	3/15/28	A-	138,965
111	BorgWarner Inc	4.375%	3/15/45	BBB+	114,618
184	Broadcom Inc, 144A	4.750%	4/15/29	BBB-	195,038
96	Cardinal Health Inc	4.500%	11/15/44	BBB	94,205
296	CBS Corp	2.900%	1/15/27	BBB	295,559
737	Celgene Corp	3.625%	5/15/24	BBB	779,629
282	Cenovus Energy Inc	4.250%	4/15/27	BBB-	295,922
255	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/01/47	BBB-	280,147
834	Cigna Corp, 144A	4.500%	2/25/26	BBB+	907,954
176	Cimarex Energy Co	4.375%	6/01/24	BBB-	184,394
106	Columbia Pipeline Group Inc	5.800%	6/01/45	Baa1	133,539
125	Comcast Corp	4.600%	10/15/38	A-	148,527
244	Constellation Brands Inc	3.600%	2/15/28	BBB-	257,651
100	Crown Castle International Corp	3.100%	11/15/29	BBB-	101,615
514	CSX Corp	4.250%	3/15/29	BBB+	581,917
477	CVS Health Corp	4.875%	7/20/35	BBB	542,277
92	Dell International LLC / EMC Corp, 144A	8.350%	7/15/46	BBB-	122,505
310	Discovery Communications LLC	4.900%	3/11/26	BBB-	347,044
128	Dow Chemical Co, 144A	4.800%	5/15/49	BBB	142,357
137	Eaton Corp	4.150%	11/02/42	BBB+	153,448
16	Ecolab Inc	3.250%	12/01/27	A-	17,061
89	Electronic Arts Inc	4.800%	3/01/26	BBB+	101,579
177	Embraer Netherlands Finance BV	5.050%	6/15/25	BBB-	194,038

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$131	Energy Transfer Operating LP	5.950%	10/01/43	BBB-	$146,293
139	Energy Transfer Operating LP	6.125%	12/15/45	BBB-	162,261
418	Enterprise Products Operating LLC	5.750%	3/01/35	BBB+	496,509
185	EQM Midstream Partners LP	4.000%	8/01/24	BBB-	176,113
50	FedEx Corp	3.100%	8/05/29	BBB	50,037
214	FedEx Corp	3.900%	2/01/35	BBB	219,015
195	Ford Motor Co	4.750%	1/15/43	BBB-	169,534
121	Fortive Corp	4.300%	6/15/46	BBB	127,383
242	General Motors Co	6.600%	4/01/36	BBB	280,946
133	Global Payments Inc	4.450%	6/01/28	BBB-	148,351
126	Grupo Televisa SAB	5.000%	5/13/45	BBB+	133,433
140	HCA Inc	4.125%	6/15/29	BBB-	148,317
131	Helmerich & Payne Inc	4.650%	3/15/25	BBB+	142,315
298	Hess Corp	4.300%	4/01/27	BBB-	313,155
123	Hewlett Packard Enterprise Co	6.200%	10/15/35	BBB	147,862
142	International Paper Co	4.400%	8/15/47	BBB	147,443
10	Interpublic Group of Cos Inc	3.750%	2/15/23	BBB	10,460
136	JM Smucker Co	4.250%	3/15/35	BBB	146,928
129	Johnson Controls International plc	4.625%	7/02/44	BBB	139,392
248	Kinder Morgan Inc/DE	4.300%	3/01/28	BBB	269,004
300	Kraft Heinz Foods Co	5.000%	7/15/35	BBB-	325,935
180	Lowe's Cos Inc	3.650%	4/05/29	BBB+	193,499
200	LYB International Finance III LLC	4.200%	10/15/49	BBB+	201,036
137	Magellan Midstream Partners LP	4.200%	3/15/45	BBB+	137,127
132	Marriott International Inc/MD	4.500%	10/01/34	BBB	146,769
81	McDonald's Corp	4.700%	12/09/35	BBB+	96,709
136	McDonald's Corp	4.875%	7/15/40	BBB+	162,839
138	Mondelez International Inc	4.125%	5/07/28	BBB	153,538
135	Mosaic Co	4.050%	11/15/27	BBB-	142,722
95	MPLX LP	4.500%	7/15/23	BBB	100,907
118	Newell Brands Inc	5.375%	4/01/36	BBB-	125,683
252	Newmont Goldcorp Corp	3.500%	3/15/22	BBB	259,626
179	Noble Energy Inc	3.900%	11/15/24	BBB-	188,594
128	Nordstrom Inc	6.950%	3/15/28	BBB	154,277
117	Nutrien Ltd	6.125%	1/15/41	BBB	145,352
69	Occidental Petroleum Corp	6.600%	3/15/46	BBB	88,529
310	ONEOK Inc	4.550%	7/15/28	BBB	337,419
131	Oracle Corp	3.800%	11/15/37	A+	144,156
130	Orange SA	5.375%	1/13/42	BBB+	166,393

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$194	Phillips 66	4.650%	11/15/34	BBB+	$225,465
136	Pioneer Natural Resources Co	4.450%	1/15/26	BBB	149,439
91	Rayonier Inc	3.750%	4/01/22	BBB-	92,575
116	Republic Services Inc	3.950%	5/15/28	BBB	128,984
256	Reynolds American Inc	5.700%	8/15/35	BBB	289,166
139	Rogers Communications Inc	5.000%	3/15/44	BBB+	171,007
96	RPM International Inc	4.250%	1/15/48	BBB	94,445
135	Seagate HDD Cayman	4.875%	6/01/27	BBB-	142,792
235	Spectra Energy Partners LP	4.500%	3/15/45	BBB+	257,614
254	Union Pacific Corp	4.300%	3/01/49	BBB+	295,309
240	United Technologies Corp	3.750%	11/01/46	BBB+	266,159
383	Valero Energy Corp	3.650%	3/15/25	BBB	404,416
645	Verizon Communications Inc	4.750%	11/01/41	BBB+	776,428
192	Vodafone Group PLC	4.875%	6/19/49	BBB	215,821
187	Walgreens Boots Alliance Inc	4.500%	11/18/34	Baa2	201,185
190	Western Midstream Operating LP	4.650%	7/01/26	BBB-	189,866
380	Williams Cos Inc	3.750%	6/15/27	BBB-	396,205
64	WPP Finance 2010	3.750%	9/19/24	BBB	67,241
86	Zimmer Biomet Holdings Inc	5.750%	11/30/39	BBB-	102,885
19,456	Total Industrial				21,316,253
	Utilities – 10.3%
176	AEP Texas Inc	4.150%	5/01/49	BBB+	205,109
295	Appalachian Power Co	4.400%	5/15/44	BBB+	341,963
300	Berkshire Hathaway Energy Co	3.800%	7/15/48	A-	327,339
307	Black Hills Corp	3.150%	1/15/27	BBB+	311,417
185	CenterPoint Energy Resources Corp	4.000%	4/01/28	BBB+	201,073
522	Cleco Corporate Holdings LLC	3.743%	5/01/26	BBB-	538,351
252	CMS Energy Corp	4.700%	3/31/43	BBB	289,027
302	Dominion Energy Inc	5.250%	8/01/33	BBB	370,715
481	Dominion Energy Inc	4.700%	12/01/44	BBB	567,405
328	DTE Electric Co	3.750%	8/15/47	A+	371,572
996	Duke Energy Corp	3.750%	9/01/46	BBB+	1,030,947
466	Duke Energy Progress LLC	3.600%	9/15/47	A+	499,812
184	Edison International	5.750%	6/15/27	BBB-	199,391
328	Emera US Finance LP	4.750%	6/15/46	BBB	385,021
246	Enel Chile SA	4.875%	6/12/28	BBB	271,215
120	Entergy Corp	2.950%	9/01/26	BBB	123,087
60	Entergy Texas Inc	3.550%	9/30/49	A-	62,049
16	Evergy Metro Inc	5.300%	10/01/41	A	20,273

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utilities (continued)
$93	Evergy Metro Inc	4.200%	6/15/47	A	$108,091
100	Evergy Metro Inc	4.125%	4/01/49	A	115,491
194	Exelon Corp	4.950%	6/15/35	BBB	225,555
911	Exelon Corp	4.450%	4/15/46	BBB	1,033,583
470	FirstEnergy Corp	4.850%	7/15/47	BBB-	564,408
221	Indiana Michigan Power Co	3.750%	7/01/47	A-	238,267
488	Interstate Power & Light Co	4.700%	10/15/43	BBB+	572,677
91	ITC Holdings Corp	5.300%	7/01/43	BBB	114,081
110	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	AA	131,701
188	National Grid USA	5.803%	4/01/35	BBB+	234,366
310	National Rural Utilities Cooperative Finance Corp	3.700%	3/15/29	A+	342,923
182	NextEra Energy Capital Holdings Inc	3.500%	4/01/29	BBB+	193,748
186	NiSource Inc	5.250%	2/15/43	BBB	226,719
241	NiSource Inc	4.800%	2/15/44	BBB	282,846
310	NiSource Inc	3.950%	3/30/48	BBB	331,877
360	Oglethorpe Power Corp	5.050%	10/01/48	BBB+	435,739
386	PPL Capital Funding Inc	4.700%	6/01/43	BBB	437,322
357	Puget Energy Inc	3.650%	5/15/25	BBB-	371,459
184	Sempra Energy	4.050%	12/01/23	BBB+	194,837
199	Southern California Edison Co	3.400%	6/01/23	A-	205,622
360	Southern California Gas Co	3.950%	2/15/50	AA-	403,136
129	Southern Co	4.250%	7/01/36	BBB+	141,224
469	Southern Co	4.400%	7/01/46	BBB+	528,825
349	Southern Co Gas Capital Corp	4.400%	6/01/43	BBB+	389,762
301	Spire Inc	4.700%	8/15/44	BBB	349,320
224	Wisconsin Public Service Corp	3.300%	9/01/49	A	231,592
465	Xcel Energy Inc	4.800%	9/15/41	BBB+	536,247
13,442	Total Utilities				15,057,184
$47,532	Total Corporate Debt (cost $52,565,324)				52,129,332

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SECURITIZED – 32.8%
$500	American Express Credit Account Master Trust	2.870%	10/15/24	Aaa	$512,409
300	Americredit Automobile Receivables Trust 2019-1	3.130%	2/18/25	AA	306,678
290	Capital One Multi-Asset Execution Trust	2.840%	12/15/24	AAA	296,465
100	CarMax Auto Owner Trust	3.270%	3/15/24	AAA	103,170
500	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	AAA	503,827
500	Citibank Credit Card Issuance Trust	2.190%	11/20/23	AAA	503,966
200	Citibank Credit Card Issuance Trust	3.210%	12/07/24	Aaa	208,262

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$250	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	Aa1	$262,731
500	Csail 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	Aa2	528,267
1,215	Fannie Mae Pool AL9125	4.000%	10/01/43	N/R	1,295,874
646	Fannie Mae Pool AS6302	3.500%	12/01/45	N/R	673,688
758	Fannie Mae Pool AX4887	4.000%	12/01/44	N/R	801,780
65	Fannie Mae Pool MA1489	3.000%	7/01/43	N/R	67,164
828	Fannie Mae Pool MA2929	3.500%	3/01/47	N/R	860,005
1,044	Fannie Mae Pool MA3120	3.500%	9/01/47	N/R	1,081,996
312	Fannie Mae Pool MA3211	4.000%	12/01/47	N/R	327,046
551	Fannie Mae Pool MA3239	4.000%	1/01/48	N/R	577,040
848	Fannie Mae Pool MA3276	3.500%	2/01/48	N/R	877,433
198	Fannie Mae Pool MA3277	4.000%	2/01/48	N/R	207,616
432	Fannie Mae Pool MA3305	3.500%	3/01/48	N/R	447,995
140	Fannie Mae Pool MA3306	4.000%	3/01/48	N/R	147,243
453	Fannie Mae Pool MA3332	3.500%	4/01/48	N/R	469,057
747	Fannie Mae Pool MA3383	3.500%	6/01/48	N/R	772,232
380	Fannie Mae Pool MA3467	4.000%	9/01/48	N/R	395,040
14,036	Fannie Mae Pool MA3663	3.500%	5/01/49	N/R	14,415,119
1,970	Fannie Mae Pool MA3744	3.000%	8/01/49	N/R	2,003,061
9,418	Fannie Mae Pool MA3774	3.000%	9/01/49	N/R	9,579,609
470	Ford Credit Auto Owner Trust 2016-REV2, 144A	2.030%	12/15/27	AAA	470,361
793	Freddie Mac Gold Pool G08797	4.000%	1/01/48	N/R	834,807
377	Freddie Mac Gold Pool G08800	3.500%	2/01/48	N/R	391,487
56	Ginnie Mae II Pool MA2149	4.000%	8/20/44	N/R	59,169
665	Ginnie Mae II Pool MA3310	3.500%	12/20/45	N/R	698,835
191	Ginnie Mae II Pool MA3311	4.000%	12/20/45	N/R	202,446
238	Ginnie Mae II Pool MA3874	3.500%	8/20/46	N/R	249,172
152	Ginnie Mae II Pool MA3937	3.500%	9/20/46	N/R	159,322
403	Ginnie Mae II Pool MA4900	3.500%	12/20/47	N/R	418,137
325	Ginnie Mae II Pool MA4962	3.500%	1/20/48	N/R	337,650
488	Ginnie Mae II Pool MA5875	3.500%	4/20/49	N/R	506,303
4,000	Ginnie Mae II Pool MA6283	3.000%	11/20/49	N/R	4,118,289
100	Honda Auto Receivables 2018-4 Owner Trust	3.300%	7/15/25	AAA	103,472
500	SoFi Professional Loan Program 2017-E LLC, 144A	2.720%	11/26/40	AAA	509,619
100	Toyota Auto Receivables 2018-D Owner Trust	3.300%	2/15/24	AAA	103,570
200	Verizon Owner Trust 2019-A	2.930%	9/20/23	AAA	203,785
250	Verizon Owner Trust 2019-C	2.060%	4/22/24	AA	249,899
250	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	Aaa	264,148
$46,739	Total Securitized (cost $47,914,786)				48,105,244

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. TREASURY – 23.9%
$2,039	United States Treasury Note/Bond	2.625%	7/31/20	Aaa	$2,054,213
14,726	United States Treasury Note/Bond	2.625%	7/15/21	Aaa	14,981,979
8,773	United States Treasury Note/Bond	2.000%	12/31/21	Aaa	8,856,960
3,030	United States Treasury Note/Bond	1.750%	6/15/22	Aaa	3,048,464
250	United States Treasury Note/Bond	1.375%	10/15/22	Aaa	248,975
1,103	United States Treasury Note/Bond	3.125%	11/15/28	Aaa	1,236,868
1,994	United States Treasury Note/Bond	2.375%	5/15/29	Aaa	2,114,341
2,514	United States Treasury Note/Bond	1.625%	8/15/29	Aaa	2,498,975
120	United States Treasury Note/Bond	2.250%	8/15/49	Aaa	121,903
$34,549	Total U.S. Treasury (cost $35,367,988)				35,162,678

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	GOVERNMENT RELATED – 6.3%
	Government Agency – 1.7%
$480	Federal Home Loan Mortgage Corp	6.250%	7/15/32	AAA	$707,172
471	Federal National Mortgage Association	6.625%	11/15/30	AAA	687,484
507	Petroleos Mexicanos	5.350%	2/12/28	BBB-	500,662
523	Tennessee Valley Authority	3.500%	12/15/42	AAA	602,298
1,981	Total Government Agency				2,497,616
	Municipal Bonds – 2.5% (3)
100	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Lien, Build America Federally Taxable Bond Series 2010S-1 (No Optional Call)	6.918%	4/01/40	A+	150,807
88	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010 (Optional Call: 3/20 at 100.00)	7.950%	3/01/36	AA	89,686
415	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010 (No Optional Call)	7.625%	3/01/40	AA	676,712
140	Chicago O'Hare International Airport (No Optional Call)	4.572%	1/01/54	A	176,681
100	Commonwealth Financing Authority (No Optional Call)	3.864%	6/01/38	A+	110,220
200	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Taxable Series 2018B (Optional Call: 8/28 at 100.00)	4.946%	8/01/48	A+	219,250
60	Health & Educational Facilities Authority of the State of Missouri (No Optional Call)	3.086%	9/15/51	AA+	59,359
260	Illinois State, General Obligation Bonds, Pension Funding Series 2003 (No Optional Call)	5.100%	6/01/33	BBB-	281,328
100	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Build America Taxable Bonds, Series 2009KRY (No Optional Call)	5.750%	7/01/34	A+	130,377
460	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Build America Taxable Bonds, Series 2009A-1 (No Optional Call)	5.871%	11/15/39	A+	606,446

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Municipal Bonds (3) (continued)
$30	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2009B (Optional Call: 11/19 at 100.00)	6.875%	12/15/39	BBB+	$30,070
290	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Federally Taxable Issuer Subsidy Build America Bonds, Series 2010B (No Optional Call)	6.561%	12/15/40	BBB+	403,007
63	Ohio State University, General Receipts Bonds, Multiyear Debt Issuance Program, Taxable Series 2016B (No Optional Call)	3.798%	12/01/46	AA	70,431
60	Phoenix, Arizona, Various Purpose General Obligation Bonds, Build America Taxable Bonds, Series 2009A (No Optional Call)	5.269%	7/01/34	AA+	73,991
125	Sales Tax Securitization Corp (No Optional Call)	3.820%	1/01/48	AAA	129,468
86	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2010A (No Optional Call)	4.631%	4/01/33	AAA	102,184
300	University of California (No Optional Call)	3.349%	7/01/29	AA	324,987
10	University of Texas System (No Optional Call)	3.852%	8/15/46	AAA	11,723
2,887	Total Municipal Bonds				3,646,727
	Sovereign Debt – 2.1%
224	Chile Government International Bond	3.500%	1/25/50	A+	240,800
309	Colombia Government International Bond	6.125%	1/18/41	BBB	400,467
497	Mexico Government International Bond	4.350%	1/15/47	BBB+	516,229
460	Panama Government International Bond	4.300%	4/29/53	BBB+	531,880
302	Peruvian Government International Bond	4.125%	8/25/27	BBB+	338,620
400	Philippine Government International Bond	3.750%	1/14/29	BBB	442,501
122	Republic of Italy Government International Bond	5.375%	6/15/33	Baa2	146,629
406	Uruguay Government International Bond	5.100%	6/18/50	BBB	486,185
2,720	Total Sovereign Debt				3,103,311
$7,588	Total Government Related (cost $9,179,527)				9,247,654
	Total Long-Term Investments (cost $145,027,625)				144,644,908

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 1.6%
	GOVERNMENT RELATED – 1.6%
$2,390	Federal Home Loan Banks, Discount Notes	0.000%	11/01/19	N/R	$2,390,000
	Total Short-Term Investments (cost $2,390,000)				2,390,000
	Total Investments (cost $147,417,625) – 100.1%				147,034,908
	Other Assets Less Liabilities – (0.1)%				(170,788)
	Net Assets – 100%				$146,864,120

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$ —	$52,129,332	$ —	$52,129,332
Securitized	—	48,105,244	—	48,105,244
U.S. Treasury	—	35,162,678	—	35,162,678
Government Related	—	9,247,654	—	9,247,654
Short-Term Investments:
Government Related	—	2,390,000	—	2,390,000
Total	$ —	$147,034,908	$ —	$147,034,908

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 98.9%
	CORPORATE DEBT – 47.8%
	Financials – 25.7%
$200	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	BBB-	$217,656
175	Air Lease Corp	2.250%	1/15/23	BBB	174,208
107	Aircastle Ltd	4.400%	9/25/23	BBB-	112,487
86	American Express Co	3.400%	2/22/24	A-	90,227
121	Bank of America Corp	5.000%	5/13/21	A	126,596
350	Bank of America Corp	3.458%	3/15/25	A	365,691
86	Bank of Montreal	3.300%	2/05/24	A	89,746
79	Bank of New York Mellon Corp	2.600%	2/07/22	A+	80,175
212	Bank of New York Mellon Corp	3.450%	8/11/23	A+	222,830
86	Bank of Nova Scotia	3.400%	2/11/24	A	90,135
200	Barclays PLC	3.932%	5/07/25	BBB+	208,653
115	BB&T Corp	2.050%	5/10/21	A	115,217
48	BlackRock Inc	4.250%	5/24/21	AA-	49,784
86	Canadian Imperial Bank of Commerce	3.100%	4/02/24	A	89,061
271	Capital One Financial Corp	4.750%	7/15/21	BBB+	283,072
131	Citigroup Inc	2.700%	3/30/21	A-	132,282
284	Citigroup Inc	4.044%	6/01/24	A-	300,713
204	Citizens Financial Group Inc	2.375%	7/28/21	BBB+	204,888
100	Discover Bank	3.350%	2/06/23	BBB	103,232
125	Fifth Third Bancorp	2.600%	6/15/22	BBB+	126,427
46	First Horizon National Corp	3.500%	12/15/20	BBB-	46,590
365	Goldman Sachs Group Inc	3.625%	2/20/24	A-	383,688
200	HSBC Holdings PLC	5.100%	4/05/21	A+	208,591
96	Humana Inc	2.900%	12/15/22	BBB	97,812
62	Intercontinental Exchange Inc	2.750%	12/01/20	A	62,511
314	JPMorgan Chase & Co	4.500%	1/24/22	A	330,802
129	JPMorgan Chase & Co	3.797%	7/23/24	A	136,443
80	Lloyds Bank PLC	6.375%	1/21/21	A+	84,199
128	Marsh & McLennan Cos Inc	3.875%	3/15/24	BBB+	136,665
212	Mitsubishi UFJ Financial Group Inc	3.761%	7/26/23	A	223,500
375	Morgan Stanley	2.625%	11/17/21	A-	379,256
55	Northern Trust Corp	3.375%	8/23/21	A+	56,386
196	PNC Financial Services Group Inc	3.300%	3/08/22	A	201,897
75	Prudential Financial Inc	5.625%	6/15/43	BBB+	81,188

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$75	Prudential Financial Inc	5.200%	3/15/44	BBB+	$79,888
200	Royal Bank of Scotland Group PLC	4.269%	3/22/25	BBB+	212,200
86	Sabra Health Care LP / Sabra Capital Corp	4.800%	6/01/24	BBB-	90,584
100	Santander Holdings USA Inc	3.500%	6/07/24	BBB	102,848
59	SL Green Realty Corp	4.500%	12/01/22	BBB-	62,171
46	Stifel Financial Corp	3.500%	12/01/20	BBB-	46,576
212	Sumitomo Mitsui Financial Group Inc	3.748%	7/19/23	A	223,145
94	SunTrust Banks Inc	2.900%	3/03/21	BBB+	95,056
40	SVB Financial Group	5.375%	9/15/20	BBB+	41,128
100	Synchrony Financial	2.850%	7/25/22	BBB-	101,155
86	Synchrony Financial	4.375%	3/19/24	BBB-	91,468
100	Toronto-Dominion Bank	2.650%	6/12/24	A+	102,344
86	Trinity Acquisition PLC	4.625%	8/15/23	BBB	91,773
115	US Bancorp	2.625%	1/24/22	A+	116,855
256	Wells Fargo & Co	3.500%	3/08/22	A	264,347
86	Wells Fargo & Co	3.750%	1/24/24	A	91,003
128	Welltower Inc	3.950%	9/01/23	BBB+	135,979
161	Westpac Banking Corp	2.000%	8/19/21	AA-	161,366
7,429	Total Financials				7,722,494
	Industrial – 10.7%
86	AbbVie Inc	3.750%	11/14/23	A-	90,676
211	AT&T Inc	3.800%	3/15/22	BBB+	219,458
100	BAT Capital Corp	2.789%	9/06/24	BBB	99,490
126	Becton Dickinson and Co	3.125%	11/08/21	BBB-	128,570
86	Broadcom Inc, 144A	3.625%	10/15/24	BBB-	88,357
59	Bunge Ltd Finance Corp	3.000%	9/25/22	BBB-	59,866
110	CBS Corp	2.900%	6/01/23	BBB	111,974
128	Celgene Corp	2.750%	2/15/23	BBB	130,366
86	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/01/24	BBB-	92,505
110	Constellation Brands Inc	2.650%	11/07/22	BBB-	111,684
46	CSX Corp	4.250%	6/01/21	BBB+	47,306
125	CVS Health Corp	2.625%	8/15/24	BBB	126,354
89	eBay Inc	2.875%	8/01/21	BBB+	90,283
100	Energy Transfer Operating LP	4.250%	3/15/23	BBB-	104,822
100	Ford Motor Credit Co LLC	5.584%	3/18/24	BBB-	106,577
126	Fortive Corp	2.350%	6/15/21	BBB+	126,335
374	General Motors Financial Co Inc	4.375%	9/25/21	BBB	387,682
86	Global Payments Inc	4.000%	6/01/23	BBB-	90,925

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$86	Hewlett Packard Enterprise Co	3.500%	10/05/21	BBB	$88,289
100	Keurig Dr Pepper Inc	4.057%	5/25/23	BBB	106,043
55	Laboratory Corp of America Holdings	4.625%	11/15/20	BBB	56,050
66	Magellan Midstream Partners LP	4.250%	2/01/21	BBB+	67,804
55	McDonald's Corp	2.625%	1/15/22	BBB+	55,929
110	Mosaic Co	3.250%	11/15/22	BBB-	112,872
55	Norfolk Southern Corp	3.250%	12/01/21	BBB+	56,249
100	ONEOK Inc	2.750%	9/01/24	BBB-	101,146
46	Quest Diagnostics Inc	4.700%	4/01/21	BBB	47,661
46	Roper Technologies Inc	2.800%	12/15/21	BBB	46,724
100	Ryder System Inc	2.500%	9/01/24	BBB+	100,800
36	Southern Natural Gas Co LLC / Southern Natural Issuing Corp	4.400%	6/15/21	BBB+	37,036
86	Union Pacific Corp	3.150%	3/01/24	BBB+	89,995
46	Xylem Inc/NY	4.875%	10/01/21	BBB	48,335
3,135	Total Industrial				3,228,163
	Utilities – 11.4%
62	Ameren Corp	2.700%	11/15/20	BBB+	62,445
85	Appalachian Power Co	4.600%	3/30/21	BBB+	87,419
99	CenterPoint Energy Resources Corp	3.550%	4/01/23	BBB+	103,004
69	Consolidated Edison Inc	2.000%	5/15/21	BBB+	69,046
59	Dominion Energy Inc	4.104%	4/01/21	BBB	60,564
200	DTE Energy Co	3.500%	6/01/24	BBB	209,096
288	Duke Energy Carolinas LLC	3.050%	3/15/23	A+	298,366
115	Duke Energy Corp	3.550%	9/15/21	BBB+	117,949
96	Eversource Energy	2.500%	3/15/21	BBB+	96,577
100	Eversource Energy	2.750%	3/15/22	BBB+	101,734
298	Exelon Corp	3.497%	6/01/22	BBB	306,657
150	Georgia Power Co	2.200%	9/15/24	A-	149,784
110	ITC Holdings Corp	2.700%	11/15/22	BBB	111,670
127	LG&E & KU Energy LLC	3.750%	11/15/20	BBB+	128,556
62	National Rural Utilities Cooperative Finance Corp	3.050%	2/15/22	A+	63,381
55	NextEra Energy Capital Holdings Inc	4.500%	6/01/21	BBB+	56,808
126	NextEra Energy Capital Holdings Inc	2.800%	1/15/23	BBB+	128,638
85	PacifiCorp	2.950%	2/01/22	A+	86,830
360	PSEG Power LLC	3.850%	6/01/23	BBB+	380,099
215	Sempra Energy	2.900%	2/01/23	BBB+	218,363
94	Southern California Edison Co	1.845%	2/01/22	A-	91,958
91	Southern California Edison Co	3.400%	6/01/23	A-	94,028
161	Southern Co	2.350%	7/01/21	BBB+	161,948

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utilities (continued)
$111	Virginia Electric & Power Co	2.950%	1/15/22	A-	$113,175
115	Xcel Energy Inc	2.400%	3/15/21	BBB+	115,646
3,333	Total Utilities				3,413,741
$13,897	Total Corporate Debt (cost $14,220,974)				14,364,398

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. TREASURY – 26.0%
$117	United States Treasury Note/Bond	1.375%	2/15/20	Aaa	$116,900
1,716	United States Treasury Note/Bond	2.625%	7/15/21	Aaa	1,745,829
885	United States Treasury Note/Bond	1.875%	2/28/22	Aaa	891,672
400	United States Treasury Note/Bond	2.125%	5/15/22	Aaa	405,859
1,262	United States Treasury Note/Bond	1.750%	6/30/22	Aaa	1,269,838
250	United States Treasury Note/Bond	1.375%	10/15/22	Aaa	248,975
316	United States Treasury Note/Bond	2.000%	10/31/22	Aaa	320,419
191	United States Treasury Note/Bond	2.000%	11/30/22	Aaa	193,708
508	United States Treasury Note/Bond	2.375%	1/31/23	Aaa	521,573
340	United States Treasury Note/Bond	2.500%	3/31/23	Aaa	350,997
762	United States Treasury Note/Bond	2.750%	4/30/23	Aaa	793,611
170	United States Treasury Note/Bond	2.875%	11/30/23	Aaa	179,005
170	United States Treasury Note/Bond	2.500%	1/31/24	Aaa	176,740
500	United States Treasury Note/Bond	1.750%	6/30/24	Aaa	504,922
100	United States Treasury Note/Bond	1.250%	8/31/24	Aaa	98,762
$7,687	Total U.S. Treasury (cost $7,683,112)				7,818,810

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SECURITIZED – 25.1%
$500	American Express Credit Account Master Trust	2.990%	12/15/23	AAA	$509,178
100	BENCHMARK 2018-B1 Mortgage Trust	3.571%	1/15/51	AAA	103,855
500	CarMax Auto Owner Trust	3.130%	6/15/23	AAA	507,204
250	Citibank Credit Card Issuance Trust	2.680%	6/07/23	AAA	253,401
120	COMM 2012-CCRE1 Mortgage Trust	3.912%	5/15/45	Aaa	124,419
300	COMM 2014-CCRE16 Mortgage Trust	3.775%	4/10/47	AAA	317,646
250	Discover Card Execution Note Trust	3.110%	1/16/24	AAA	255,534
544	Fannie Mae Pool BM3087	4.000%	12/01/32	N/R	569,829
250	Fannie Mae Pool MA3392	3.500%	6/01/33	N/R	259,496
191	Fannie Mae Pool MA3490	4.000%	10/01/33	N/R	199,936
1,006	Fannie Mae Pool MA3738	3.000%	8/01/34	N/R	1,030,370
398	Fannie Mae Pool MA3798	3.000%	10/01/34	N/R	407,450

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$100	Fannie Mae Pool MA3828	3.000%	11/01/34	N/R	$102,777
500	Ford Credit Auto Owner Trust 2016-REV1, 144A	2.310%	8/15/27	AAA	501,895
317	Freddie Mac Gold Pool G18642	3.500%	4/01/32	N/R	329,410
100	GM Financial Automobile Leasing Trust 2018-3	3.300%	7/20/22	AAA	101,378
300	GS Mortgage Securities Trust 2019-GC38	3.872%	2/10/52	AAA	320,809
269	JPMBB Commercial Mortgage Securities Trust 2015-C28	2.773%	10/15/48	Aaa	268,887
250	Synchrony Credit Card Master Note Trust	2.210%	5/15/24	AAA	251,158
150	Verizon Owner Trust 2019-A	2.930%	9/20/23	AAA	152,839
550	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	Aaa	572,984
118	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	Aaa	122,999
280	WFRBS Commercial Mortgage Trust 2013-C12	3.863%	3/15/48	AA-	289,500
$7,343	Total Securitized (cost $7,480,958)				7,552,954
	Total Long-Term Investments (cost $29,385,044)				29,736,162

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 1.3%
	GOVERNMENT RELATED – 1.3%
$390	Federal Home Loan Banks, Discount Notes	0.000%	11/01/19	N/R	$390,000
	Total Short-Term Investments (cost $390,000)				390,000
	Total Investments (cost $29,775,044) – 100.2%				30,126,162
	Other Assets Less Liabilities – (0.2)%				(71,733)
	Net Assets – 100%				$30,054,429
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$ —	$14,364,398	$ —	$14,364,398
U.S. Treasury	—	7,818,810	—	7,818,810
Securitized	—	7,552,954	—	7,552,954
Short-Term Investments:
Government Related	—	390,000	—	390,000
Total	$ —	$30,126,162	$ —	$30,126,162

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 97.3%
	CORPORATE DEBT – 97.3%
	Financials – 6.2%
$60	Ally Financial Inc	4.125%	2/13/22	BBB-	$62,022
130	Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A	5.750%	5/15/26	BB+	135,687
140	Centene Corp	4.750%	1/15/25	BB+	144,831
220	Centene Corp, 144A	5.375%	6/01/26	BB+	232,870
70	ESH Hospitality Inc, 144A	5.250%	5/01/25	BB-	72,188
160	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.250%	2/01/22	BB+	163,800
210	Intesa Sanpaolo SpA, 144A	5.710%	1/15/26	BB+	225,121
70	LPL Holdings Inc, 144A	5.750%	9/15/25	BB	72,625
60	MPT Operating Partnership LP / MPT Finance Corp	5.000%	10/15/27	BBB-	63,150
50	MPT Operating Partnership LP / MPT Finance Corp	4.625%	8/01/29	BBB-	52,157
40	Nationstar Mortgage Holdings Inc, 144A	8.125%	7/15/23	B	42,400
40	Nationstar Mortgage Holdings Inc, 144A	9.125%	7/15/26	B	43,850
60	Navient Corp	5.000%	10/26/20	BB-	61,107
40	Navient Corp	6.625%	7/26/21	BB-	42,250
50	Navient Corp	6.500%	6/15/22	BB-	53,500
40	Navient Corp	6.750%	6/15/26	BB-	41,800
40	WellCare Health Plans Inc, 144A	5.375%	8/15/26	BB	42,550
1,480	Total Financials				1,551,908
	Industrial – 90.0%
110	Acadia Healthcare Co Inc	5.625%	2/15/23	B-	111,650
80	AMC Entertainment Holdings Inc	5.750%	6/15/25	B-	76,008
90	AMC Networks Inc	5.000%	4/01/24	BB	91,670
30	AmeriGas Partners LP / AmeriGas Finance Corp	5.625%	5/20/24	Ba2	32,325
40	AmeriGas Partners LP / AmeriGas Finance Corp	5.500%	5/20/25	Ba2	42,904
50	AmeriGas Partners LP / AmeriGas Finance Corp	5.875%	8/20/26	Ba2	55,375
90	Antero Midstream Partners LP / Antero Midstream Finance Corp	5.375%	9/15/24	BB	74,475
90	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.750%	3/01/27	BB	66,938
90	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.750%	1/15/28	BB	67,950
90	Aramark Services Inc, 144A	5.000%	4/01/25	BB	93,713
160	Aramark Services Inc, 144A	5.000%	2/01/28	BB	167,200
70	Aramark Services Inc.	5.125%	1/15/24	BB	72,171
70	ASP AMC Merger Sub Inc, 144A	8.000%	5/15/25	CCC	43,400
70	Atento Luxco 1 SA, 144A	6.125%	8/10/22	Ba2	71,400

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$80	BBA US Holdings Inc, 144A	5.375%	5/01/26	BB	$83,600
60	Beacon Roofing Supply Inc, 144A	4.875%	11/01/25	B-	58,953
60	Berry Global Inc, 144A	4.875%	7/15/26	BBB-	63,075
40	Bombardier Inc, 144A	8.750%	12/01/21	B-	42,350
40	Bombardier Inc, 144A	7.500%	12/01/24	B-	38,775
50	Bombardier Inc, 144A	7.500%	3/15/25	B-	47,770
70	Bombardier Inc, 144A	7.875%	4/15/27	B-	65,975
330	Builders FirstSource Inc, 144A	5.625%	9/01/24	BB-	343,200
160	Calfrac Holdings LP, 144A	8.500%	6/15/26	B-	68,648
130	Catalent Pharma Solutions Inc, 144A	5.000%	7/15/27	B+	135,850
60	Cengage Learning Inc, 144A	9.500%	6/15/24	CCC	53,700
50	CenturyLink Inc	7.500%	4/01/24	B+	56,750
110	Chemours Co	6.625%	5/15/23	BB-	109,415
160	Cheniere Energy Partners LP	5.250%	10/01/25	BB	165,600
140	Cheniere Energy Partners LP	5.625%	10/01/26	BB	147,875
80	Clean Harbors Inc, 144A	4.875%	7/15/27	BB+	83,395
180	Clear Channel Worldwide Holdings Inc, 144A	9.250%	2/15/24	B-	198,000
160	CommScope Inc, 144A	5.500%	3/01/24	BB-	162,160
190	CommScope Inc, 144A	6.000%	3/01/26	BB-	195,225
130	CommScope Inc, 144A	8.250%	3/01/27	B-	123,140
190	CommScope Technologies LLC, 144A	6.000%	6/15/25	B-	169,043
110	CommScope Technologies LLC, 144A	5.000%	3/15/27	B-	89,925
450	Connect Finco SARL / Connect US Finco LLC, 144A	6.750%	10/01/26	B+	467,437
250	Cornerstone Building Brands Inc, 144A	8.000%	4/15/26	B-	245,845
60	Coty Inc, 144A	6.500%	4/15/26	B+	61,475
70	Darling Ingredients Inc, 144A	5.250%	4/15/27	BB+	73,500
70	DCP Midstream Operating LP	5.375%	7/15/25	BB+	73,609
90	Dean Foods Co, 144A	6.500%	3/15/23	CCC+	42,300
110	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	BB	114,950
80	Dun & Bradstreet Corp, 144A	10.250%	2/15/27	CCC	87,702
190	Elanco Animal Health Inc	4.272%	8/28/23	BB+	199,018
100	Encompass Health Corp	4.500%	2/01/28	B+	102,250
250	Encompass Health Corp	4.750%	2/01/30	B+	257,812
130	Energizer Holdings Inc, 144A	6.375%	7/15/26	B+	138,619
160	Energizer Holdings Inc, 144A	7.750%	1/15/27	B+	177,200
60	EnLink Midstream Partners LP	4.150%	6/01/25	BB+	54,142
80	Entegris Inc, 144A	4.625%	2/10/26	BB	82,362
130	Envision Healthcare Corp, 144A	8.750%	10/15/26	B-	74,750
90	Exela Intermediate LLC / Exela Finance Inc, 144A	10.000%	7/15/23	CCC+	42,975

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$270	Frontier Communications Corp	10.500%	9/15/22	CCC	$127,237
440	Frontier Communications Corp	11.000%	9/15/25	CCC	206,250
100	Gogo Intermediate Holdings LLC / Gogo Finance Co Inc, 144A	9.875%	5/01/24	B-	105,250
110	Goodyear Tire & Rubber Co	5.000%	5/31/26	BB-	113,712
110	Goodyear Tire & Rubber Co	4.875%	3/15/27	BB-	110,550
30	Gray Television Inc, 144A	5.875%	7/15/26	B+	31,538
30	Gray Television Inc, 144A	7.000%	5/15/27	B+	32,813
130	Greif Inc, 144A	6.500%	3/01/27	BB-	139,750
70	GrubHub Holdings Inc, 144A	5.500%	7/01/27	BB	65,625
120	Hanesbrand Inc., 144A	4.625%	5/15/24	BB	126,144
140	Hanesbrands Inc, 144A	4.875%	5/15/26	BB	148,050
70	HCA Inc	5.375%	2/01/25	BB	76,913
60	HCA Inc	5.875%	2/15/26	BB	67,500
100	HD Supply Inc, 144A	5.375%	10/15/26	BB	105,750
60	Herc Holdings Inc, 144A	5.500%	7/15/27	B+	62,175
80	Hertz Corp, 144A	5.500%	10/15/24	B-	79,368
60	Hertz Corp, 144A	7.125%	8/01/26	B-	61,950
110	Hilton Domestic Operating Co Inc	4.250%	9/01/24	BB+	111,925
180	Hilton Domestic Operating Co Inc	5.125%	5/01/26	BB+	189,000
140	Hilton Domestic Operating Co Inc, 144A	4.875%	1/15/30	N/R	148,750
70	Hilton Worldwide Fin LLC	4.625%	4/01/25	BB+	71,925
70	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp	4.875%	4/01/27	BB+	74,024
120	Hologic Inc, 144A	4.375%	10/15/25	BB-	122,944
100	Hughes Satellite Systems Corp	5.250%	8/01/26	BBB-	107,125
30	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	32,475
60	IAA Inc, 144A	5.500%	6/15/27	B	64,284
170	Infor US Inc	6.500%	5/15/22	CCC+	172,337
100	Intelsat Connect Finance SA, 144A	9.500%	2/15/23	CCC-	92,760
220	Intelsat Jackson Holdings SA, 144A	8.500%	10/15/24	CCC+	221,694
140	Intelsat Jackson Holdings SA, 144A	9.750%	7/15/25	CCC+	145,275
180	Iron Mountain Inc, 144A	4.375%	6/01/21	BB-	182,025
130	Iron Mountain Inc, 144A	4.875%	9/15/27	BB-	134,387
110	Iron Mountain Inc, 144A	5.250%	3/15/28	BB-	115,500
150	Iron Mountain Inc, 144A	4.875%	9/15/29	BB-	153,562
90	KAR Auction Services Inc, 144A	5.125%	6/01/25	B+	93,938
100	Laureate Education Inc, 144A	8.250%	5/01/25	BB-	108,500
60	Lennar Corp	4.750%	11/29/27	BB+	64,800
90	Level 3 Financing Inc	5.625%	2/01/23	BB	90,900
140	Level 3 Financing Inc	5.125%	5/01/23	BB	141,750

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$90	Level 3 Financing Inc	5.375%	1/15/24	BB	$91,800
80	Level 3 Financing Inc	5.375%	5/01/25	BB	82,700
100	Level 3 Financing Inc	5.250%	3/15/26	BB	104,375
100	Marriott Ownership Resorts Inc / ILG LLC	6.500%	9/15/26	BB-	108,123
80	Masonite International Corp, 144A	5.375%	2/01/28	BB+	84,600
490	Mattel Inc, 144A	6.750%	12/31/25	B+	511,437
50	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	5.625%	5/01/24	BB-	55,063
60	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc, 144A	5.750%	2/01/27	BB-	67,800
110	Michaels Stores Inc, 144A	8.000%	7/15/27	B+	108,592
540	Navistar International Corp, 144A	6.625%	11/01/25	B-	550,800
150	NCL Corp Ltd, 144A	4.750%	12/15/21	BB+	152,062
120	NCR Corp, 144A	5.750%	9/01/27	BB	123,000
130	NCR Corp, 144A	6.125%	9/01/29	BB	136,175
40	Netflix Inc	4.375%	11/15/26	BB-	40,712
60	Netflix Inc	4.875%	4/15/28	BB-	61,997
70	Netflix Inc	5.875%	11/15/28	BB-	77,088
30	Netflix Inc	6.375%	5/15/29	N/R	33,675
40	Netflix Inc, 144A	5.375%	11/15/29	BB-	42,100
90	Nokia OYJ	4.375%	6/12/27	BB+	91,665
20	Oceaneering International Inc	4.650%	11/15/24	BB+	18,600
80	OCI NV, 144A	6.625%	4/15/23	BB-	83,500
110	Open Text Corp, 144A	5.875%	6/01/26	BB+	117,287
60	Parkland Fuel Corp, 144A	6.000%	4/01/26	BB	63,432
60	Parkland Fuel Corp, 144A	5.875%	7/15/27	BB	63,499
40	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	BB	41,800
60	Pilgrim's Pride Corp, 144A	5.750%	3/15/25	BB	62,250
40	Pilgrim's Pride Corp, 144A	5.875%	9/30/27	BB	42,861
110	Pitney Bowes Inc	4.125%	10/01/21	BB+	110,792
250	Plantronics Inc, 144A	5.500%	5/31/23	BB-	254,062
90	Prestige Brands Inc, 144A	6.375%	3/01/24	B	93,938
660	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	9.250%	5/15/23	B-	694,320
50	Qorvo Inc	5.500%	7/15/26	BB+	53,374
90	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	5.250%	12/01/21	B	90,000
70	Ritchie Bros Auctioneers Inc, 144A	5.375%	1/15/25	BB	72,975
110	Sabre GLBL Inc, 144A	5.375%	4/15/23	BB	112,887
40	Sabre Global Inc., 144A	5.250%	11/15/23	BB	41,000
90	Sally Holdings LLC / Sally Capital Inc	5.625%	12/01/25	BB-	92,925
220	SBA Communications Corp	4.000%	10/01/22	BB-	224,433
210	SBA Communications Corp	4.875%	9/01/24	BB-	218,137

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$70	Select Medical Corp, 144A	6.250%	8/15/26	B-	$74,550
130	Sensata Technologies UK Financing Co PLC, 144A	6.250%	2/15/26	BB+	139,019
60	Service Corp International/US	4.625%	12/15/27	BB	62,700
90	Service Corp International/US	5.125%	6/01/29	BB	95,850
30	SESI LLC	7.750%	9/15/24	B-	16,500
90	Sirius XM Radio Inc, 144A	3.875%	8/01/22	BB	91,913
150	Sirius XM Radio Inc, 144A	4.625%	7/15/24	BB	156,750
90	Sirius XM Radio Inc, 144A	5.375%	4/15/25	BB	93,600
110	Sirius XM Radio Inc, 144A	5.375%	7/15/26	BB	116,050
160	Sirius XM Radio Inc, 144A	5.000%	8/01/27	BB	168,200
140	Sirius XM Radio Inc, 144A	5.500%	7/01/29	BB	151,333
210	Summit Materials LLC / Summit Materials Finance Corp	6.125%	7/15/23	BB	214,016
30	Sunoco LP / Sunoco Finance Corp	4.875%	1/15/23	BB-	30,788
40	Sunoco LP / Sunoco Finance Corp	6.000%	4/15/27	BB-	42,000
120	Symantec Corp, 144A	5.000%	4/15/25	BB+	123,057
20	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 144A	5.500%	9/15/24	BB+	19,450
40	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.875%	4/15/26	BB	41,754
40	Targa Resources Partners LP / Targa Resources Partners Finance Corp, 144A	6.500%	7/15/27	BB	42,801
40	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.000%	1/15/28	BB	39,600
40	Targa Resources Partners LP / Targa Resources Partners Finance Corp, 144A	6.875%	1/15/29	BB	43,250
100	TEGNA Inc, 144A	5.000%	9/15/29	BB	101,375
140	Tenet Healthcare Corp	6.750%	6/15/23	CCC+	148,183
160	Tenet Healthcare Corp	4.625%	7/15/24	BB-	164,800
60	Tenet Healthcare Corp, 144A	4.625%	9/01/24	BB-	61,536
50	Tenet Healthcare Corp	5.125%	5/01/25	B	51,188
200	Tenet Healthcare Corp, 144A	4.875%	1/01/26	BB-	207,000
150	Tenet Healthcare Corp, 144A	5.125%	11/01/27	BB-	156,000
80	Tenneco Inc	5.000%	7/15/26	BB-	63,200
170	Tervita Corp, 144A	7.625%	12/01/21	B+	167,875
200	Tesla Inc, 144A	5.300%	8/15/25	B-	189,000
170	TransDigm Inc, 144A	6.250%	3/15/26	BB-	182,112
50	TransDigm Inc	6.375%	6/15/26	B-	52,313
90	TreeHouse Foods Inc, 144A	6.000%	2/15/24	BB-	93,375
120	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc, 144A	5.375%	9/01/25	B+	115,650
90	Under Armour Inc	3.250%	6/15/26	BBB-	86,900
90	United Rentals NA	5.875%	9/15/26	BB-	95,348
70	United Rentals North America Inc	5.500%	7/15/25	BB-	72,709
60	United Rentals North America Inc	4.625%	10/15/25	BB-	61,350
100	United Rentals North America Inc	6.500%	12/15/26	BB-	108,250

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$90	United Rentals North America Inc	5.500%	5/15/27	BB-	$95,062
160	United Rentals North America Inc	4.875%	1/15/28	BB-	165,200
90	United Rentals North America Inc	5.250%	1/15/30	BB-	94,612
50	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.125%	12/15/24	CC	41,375
50	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC, 144A	6.000%	4/15/23	CCC+	47,625
90	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC	8.250%	10/15/23	CC	76,950
710	Univision Communications Inc, 144A	5.125%	2/15/25	B	693,137
80	UPC Holding BV, 144A	5.500%	1/15/28	B	81,600
80	US Concrete Inc	6.375%	6/01/24	BB-	83,274
300	US Foods Inc, 144A	5.875%	6/15/24	BB	309,000
160	USA Compression Partners LP / USA Compression Finance Corp	6.875%	4/01/26	B+	161,600
170	USA Compression Partners LP / USA Compression Finance Corp, 144A	6.875%	9/01/27	B+	170,000
70	VeriSign Inc	5.250%	4/01/25	BBB-	76,650
50	VeriSign Inc	4.750%	7/15/27	BBB-	52,813
270	Vodafone Group PLC	7.000%	4/04/79	BB+	312,757
70	Wyndham Hotels & Resorts Inc, 144A	5.375%	4/15/26	BB	73,850
90	XPO Logistics Inc., 144A	6.500%	6/15/22	BB-	91,688
180	Ziggo Bond Co BV, 144A	6.000%	1/15/27	B-	188,100
550	Ziggo BV, 144A	5.500%	1/15/27	B+	580,250
22,670	Total Industrial				22,578,728
	Utility – 1.1%
80	AES Corp	5.500%	4/15/25	BB+	83,076
50	Calpine Corp, 144A	5.250%	6/01/26	BB	52,000
80	Drax Finco PLC, 144A	6.625%	11/01/25	BB+	84,700
50	NextEra Energy Operating Partners LP, 144A	4.250%	9/15/24	BB+	52,000
260	Total Utility				271,776
$24,410	Total Corporate Debt (cost $24,500,948)				24,402,412
	Total Long-Term Investments (cost $24,500,948)				24,402,412

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 1.9%
	GOVERNMENT RELATED – 1.9%
$470	Federal Home Loan Banks, Discount Notes	0.000%	11/01/19	N/R	$470,000
	Total Short-Term Investments (cost $470,000)				470,000
	Total Investments (cost $24,970,948) – 99.2%				24,872,412
	Other Assets Less Liabilities – 0.8%				211,563
	Net Assets – 100%				$25,083,975

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$ —	$24,402,412	$ —	$24,402,412
Short-Term Investments:
Government Related	—	470,000	—	470,000
Total	$ —	$24,872,412	$ —	$24,872,412

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT	Real Estate Investment Trust

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 98.2%
	U.S. TREASURY – 39.8%
$1,817	United States Treasury Note/Bond	1.375%	9/15/20	Aaa	$1,813,664
4,914	United States Treasury Note/Bond	1.875%	9/30/22	Aaa	4,964,868
1,190	United States Treasury Note/Bond	2.750%	7/31/23	Aaa	1,242,760
1,282	United States Treasury Note/Bond	2.875%	11/30/23	Aaa	1,349,906
1,345	United States Treasury Note/Bond	2.500%	1/31/24	Aaa	1,398,327
300	United States Treasury Note/Bond	2.250%	4/30/24	Aaa	309,340
2,950	United States Treasury Note/Bond	2.000%	5/31/24	Aaa	3,012,688
250	United States Treasury Note/Bond	1.250%	8/31/24	Aaa	246,904
2,944	United States Treasury Note/Bond	2.125%	9/30/24	Aaa	3,024,845
586	United States Treasury Note/Bond	2.125%	11/30/24	Aaa	602,367
982	United States Treasury Note/Bond	2.250%	8/15/27	Aaa	1,026,919
846	United States Treasury Note/Bond	2.250%	11/15/27	Aaa	885,227
2,234	United States Treasury Note/Bond	2.750%	2/15/28	Aaa	2,425,024
1,400	United States Treasury Note/Bond	2.375%	5/15/29	Aaa	1,484,492
300	United States Treasury Note/Bond	1.625%	8/15/29	Aaa	298,207
3,238	United States Treasury Note/Bond	2.750%	8/15/47	Aaa	3,622,512
$26,578	Total U.S. Treasury (cost $26,864,007)				27,708,050

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SECURITIZED – 28.5%
$250	American Express Credit Account Master Trust	1.930%	9/15/22	Aaa	$249,975
500	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	Aaa	523,350
932	Fannie Mae Pool MA2941	3.500%	3/01/32	N/R	968,178
1,520	Fannie Mae Pool MA3120	3.500%	9/01/47	N/R	1,574,812
3,016	Fannie Mae Pool MA3143	3.000%	9/01/47	N/R	3,086,952
374	Fannie Mae Pool MA3392	3.500%	6/01/33	N/R	387,249
77	Fannie Mae Pool MA3490	4.000%	10/01/33	N/R	79,974
787	Fannie Mae Pool MA3536	4.000%	12/01/48	N/R	816,507
1,049	Fannie Mae Pool MA3574	3.500%	1/01/49	N/R	1,079,840
4,461	Fannie Mae Pool MA3774	3.000%	9/01/49	N/R	4,537,709
250	Fannie Mae Pool MA3828	3.000%	11/01/34	N/R	256,941
1,794	Ginnie Mae II Pool MA3663	3.500%	5/20/46	N/R	1,879,638
376	Ginnie Mae II Pool MA5264	4.000%	6/20/48	N/R	393,575
417	Ginnie Mae II Pool MA5398	4.000%	8/20/48	N/R	435,535

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$2,332	Ginnie Mae II Pool MA6038	3.000%	7/20/49	N/R	$2,402,127
250	Ginnie Mae II Pool MA6283	3.000%	11/20/49	N/R	257,393
200	GS Mortgage Securities Trust 2019-GC38	3.968%	2/10/52	AAA	224,124
300	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	Aaa	312,537
300	Wells Fargo Commercial Mortgage Trust 2019-C49	3.760%	3/15/52	Aaa	329,956
$19,185	Total Securitized (cost $19,503,643)				19,796,372

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE DEBT – 24.1%
	Financials – 7.9%
$80	Alexandria Real Estate Equities Inc	3.900%	6/15/23	BBB+	$84,495
117	Allstate Corp	4.500%	6/15/43	A-	140,847
229	American Express Co	3.400%	2/27/23	A-	238,711
42	Ameriprise Financial Inc	4.000%	10/15/23	A	44,865
138	Bank of Montreal	3.803%	12/15/32	BBB+	143,175
64	Bank of New York Mellon Corp	3.450%	8/11/23	A+	67,269
127	Bank of New York Mellon Corp	3.300%	8/23/29	A	134,541
144	Bank of Nova Scotia	2.450%	9/19/22	AA-	146,134
164	BB&T Corp	3.750%	12/06/23	A	174,063
42	BlackRock Inc	3.500%	3/18/24	AA-	44,911
87	Boston Properties LP	3.850%	2/01/23	BBB+	91,412
42	Brixmor Operating Partnership LP	3.875%	8/15/22	BBB-	43,902
48	Brookfield Finance Inc	4.000%	4/01/24	A-	51,154
64	Canadian Imperial Bank of Commerce	3.500%	9/13/23	AA-	67,519
80	Chubb Corp	6.000%	5/11/37	A	109,537
316	Cooperatieve Rabobank UA	3.875%	2/08/22	AA-	328,913
112	Deutsche Bank AG/New York NY	4.250%	10/14/21	BBB-	115,123
100	ERP Operating LP	2.500%	2/15/30	A-	99,678
42	Franklin Resources Inc	2.800%	9/15/22	A+	42,874
95	HCP Inc	3.150%	8/01/22	BBB+	97,393
46	Host Hotels & Resorts LP	4.750%	3/01/23	BBB	49,051
200	HSBC Holdings PLC	2.633%	11/07/25	N/R	200,000
146	KeyCorp	5.100%	3/24/21	BBB+	151,996
82	Liberty Property LP	3.375%	6/15/23	BBB	85,611
112	Marsh & McLennan Cos Inc	4.800%	7/15/21	A-	116,251
64	Mitsubishi UFJ Financial Group Inc	3.961%	3/02/28	A	70,275
553	Morgan Stanley	3.772%	1/24/29	A-	592,768
42	Northern Trust Corp	3.950%	10/30/25	A	45,953
44	ORIX Corp	2.900%	7/18/22	A-	44,945
210	PNC Financial Services Group Inc	3.900%	4/29/24	A-	225,017

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$100	Principal Financial Group Inc	3.700%	5/15/29	A-	$109,188
72	Prologis LP	3.875%	9/15/28	A-	80,271
103	Prudential Financial Inc	3.905%	12/07/47	A-	111,155
63	RBC USA Holdco Corp	5.250%	9/15/20	AA-	64,884
42	Regency Centers Corp	3.750%	11/15/22	BBB+	43,739
64	Regions Financial Corp	3.800%	8/14/23	BBB+	67,727
38	Santander Holdings USA Inc	4.500%	7/17/25	BBB+	40,949
160	Santander UK PLC	4.000%	3/13/24	Aa3	171,274
42	Sompo International Holdings Ltd	4.700%	10/15/22	A-	44,468
143	State Street Corp	3.100%	5/15/23	A	147,945
92	Sumitomo Mitsui Financial Group Inc	3.936%	10/16/23	A+	97,862
162	Sumitomo Mitsui Financial Group Inc	3.364%	7/12/27	A+	170,406
140	Toronto-Dominion Bank	2.125%	4/07/21	AA-	140,520
100	UDR Inc	3.000%	8/15/31	BBB+	100,876
92	Welltower Inc	4.125%	3/15/29	BBB+	100,686
100	Westpac Banking Corp	4.322%	11/23/31	BBB+	106,465
5,145	Total Financials				5,446,798
	Industrial – 14.3%
150	3M Co	2.375%	8/26/29	AA-	149,830
142	AbbVie Inc	3.750%	11/14/23	A-	149,720
130	AbbVie Inc	4.500%	5/14/35	A-	141,074
114	American Honda Finance Corp	1.650%	7/12/21	A	113,643
124	American Tower Corp	5.000%	2/15/24	BBB-	137,184
197	Amgen Inc	4.400%	5/01/45	BBB+	221,625
57	Analog Devices Inc	2.500%	12/05/21	BBB+	57,482
120	Apple Inc	1.800%	9/11/24	AA+	119,628
241	Apple Inc	4.500%	2/23/36	AA+	293,117
142	Apple Inc	3.850%	5/04/43	AA+	159,394
42	Applied Materials Inc	5.100%	10/01/35	A-	53,066
9	Archer-Daniels-Midland Co	5.765%	3/01/41	A	12,435
159	AstraZeneca PLC	6.450%	9/15/37	A-	224,550
77	Biogen Inc	3.625%	9/15/22	A-	80,472
70	Booking Holdings Inc	2.750%	3/15/23	A-	71,734
38	Bristol-Myers Squibb Co	2.000%	8/01/22	A	38,220
42	Broadridge Financial Solutions Inc	3.950%	9/01/20	BBB+	42,688
28	Bunge Ltd Finance Corp	3.000%	9/25/22	BBB-	28,411
135	Cardinal Health Inc	2.616%	6/15/22	BBB	136,564
38	Cardinal Health Inc	3.200%	3/15/23	BBB	38,937
58	Caterpillar Financial Services Corp	2.550%	11/29/22	A	59,252

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$138	Caterpillar Inc	3.803%	8/15/42	A	$154,395
133	Celgene Corp	5.000%	8/15/45	BBB+	169,357
28	Clorox Co	3.050%	9/15/22	A-	28,727
142	Coca-Cola Co	2.500%	4/01/23	A+	145,468
109	CSX Corp	4.250%	3/15/29	BBB+	123,403
42	CSX Corp	4.250%	11/01/66	BBB+	45,187
152	Deere & Co	3.900%	6/09/42	A	173,235
145	Dell International LLC / EMC Corp, 144A	8.100%	7/15/36	BBB-	186,462
82	Discovery Communications LLC	3.500%	6/15/22	BBB-	84,467
38	Discovery Communications LLC	5.000%	9/20/37	BBB-	41,266
42	Eaton Corp	4.000%	11/02/32	BBB+	48,312
62	Ecolab Inc	3.250%	12/01/27	A-	66,113
42	Enbridge Inc	6.000%	1/15/77	BBB-	44,310
132	Fortive Corp	2.350%	6/15/21	BBB+	132,351
132	Gilead Sciences Inc	4.000%	9/01/36	A	147,361
125	HCA Inc	4.125%	6/15/29	BBB-	132,426
92	Hewlett Packard Enterprise Co	3.500%	10/05/21	BBB	94,449
139	Home Depot Inc	5.400%	9/15/40	A	184,912
78	Ingersoll-Rand Global Holding Co Ltd	4.250%	6/15/23	BBB	83,260
60	International Business Machines Corp	5.600%	11/30/39	A	78,925
58	International Flavors & Fragrances Inc	3.200%	5/01/23	BBB	59,081
101	Kellogg Co	2.650%	12/01/23	BBB	102,790
161	Keurig Dr Pepper Inc	3.130%	12/15/23	BBB	166,209
46	Kimberly-Clark Corp	6.625%	8/01/37	A	68,330
156	Kraft Heinz Foods Co	5.000%	7/15/35	BBB-	169,486
99	Laboratory Corp of America Holdings	3.200%	2/01/22	BBB	101,187
58	Lam Research Corp	2.800%	6/15/21	A-	58,834
130	Lowe's Cos Inc	4.650%	4/15/42	BBB+	148,739
28	Mastercard Inc	2.000%	11/21/21	A+	28,153
133	McCormick & Co Inc/MD	2.700%	8/15/22	BBB	135,333
175	Merck & Co Inc	3.400%	3/07/29	AA	190,871
276	Microsoft Corp	3.450%	8/08/36	AAA	302,943
191	Microsoft Corp	3.700%	8/08/46	AAA	217,350
80	Moody's Corp	4.500%	9/01/22	BBB+	84,974
38	Moody's Corp	2.625%	1/15/23	BBB+	38,593
111	Motorola Solutions Inc	3.500%	3/01/23	BBB-	114,976
156	National Oilwell Varco Inc	2.600%	12/01/22	BBB+	157,335
28	Newell Brands Inc	5.375%	4/01/36	BBB-	29,823
42	Norfolk Southern Corp	4.837%	10/01/41	BBB+	50,349

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$100	Nutrien Ltd	4.200%	4/01/29	BBB	$110,574
54	NVIDIA Corp	2.200%	9/16/21	A-	54,236
161	ONEOK Inc	4.550%	7/15/28	BBB	175,240
116	Oracle Corp	3.250%	11/15/27	A+	123,348
110	Oracle Corp	3.850%	7/15/36	A+	121,596
85	Orange SA	4.125%	9/14/21	BBB+	88,457
92	PACCAR Financial Corp	2.300%	8/10/22	A+	93,060
140	PepsiCo Inc	2.875%	10/15/49	A+	136,598
115	Praxair Inc	2.700%	2/21/23	A	117,558
28	Quest Diagnostics Inc	4.250%	4/01/24	BBB	30,225
54	Rockwell Collins Inc	3.700%	12/15/23	BBB+	56,965
36	Roper Technologies Inc	3.125%	11/15/22	BBB+	36,967
100	Ryder System Inc	2.500%	9/01/24	BBB+	100,800
45	Seagate HDD Cayman	4.750%	6/01/23	BBB-	47,479
100	Sherwin-Williams Co	2.950%	8/15/29	BBB	101,080
100	Starbucks Corp	3.550%	8/15/29	BBB+	108,781
99	Target Corp	4.000%	7/01/42	A	114,768
41	Telefonica Emisiones SA	5.462%	2/16/21	BBB	42,773
120	Toyota Motor Corp	2.760%	7/02/29	AA-	124,407
267	TWDC Enterprises 18 Corp	2.350%	12/01/22	A	271,189
38	Tyco Electronics Group SA	3.500%	2/03/22	A-	39,139
100	Unilever Capital Corp	2.600%	5/05/24	A+	102,687
103	Union Pacific Corp	3.600%	9/15/37	A-	107,573
28	United Parcel Service Inc	6.200%	1/15/38	A	39,326
78	United Parcel Service Inc	3.750%	11/15/47	A	84,124
136	Visa Inc	4.150%	12/14/35	AA-	163,660
129	VMware Inc	2.950%	8/21/22	BBB-	131,098
157	Vodafone Group PLC	6.150%	2/27/37	BBB	200,407
31	Weyerhaeuser Co	4.625%	9/15/23	BBB	33,504
118	WPP Finance 2010	3.625%	9/07/22	BBB	122,481
72	Xylem Inc/NY	4.875%	10/01/21	BBB	75,654
82	Zoetis Inc	3.900%	8/20/28	BBB+	90,352
9,128	Total Industrial				9,964,874
	Utility – 1.9%
105	Alabama Power Co	6.000%	3/01/39	A+	146,546
21	Commonwealth Edison Co	6.450%	1/15/38	A	30,364
80	Consolidated Edison Co of New York Inc	5.500%	12/01/39	A-	104,855
100	DTE Energy Co	2.950%	3/01/30	BBB	100,510
64	Entergy Louisiana LLC	4.000%	3/15/33	A	73,450

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$35	Florida Power & Light Co	5.950%	2/01/38	AA-	$48,975
45	Northern States Power Co/MN	6.200%	7/01/37	A+	63,772
36	Potomac Electric Power Co	6.500%	11/15/37	A	51,366
137	San Diego Gas & Electric Co	4.150%	5/15/48	A	155,642
122	Southern California Edison Co	4.500%	9/01/40	A-	130,744
126	Virginia Electric & Power Co	6.000%	5/15/37	A	169,566
257	WEC Energy Group Inc	2.450%	6/15/20	BBB+	257,596
1,128	Total Utility				1,333,386
$15,401	Total Corporate Debt (cost $16,186,465)				16,745,058

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	GOVERNMENT RELATED – 5.8%
	Government Agency – 4.4%
$223	Asian Development Bank	1.625%	5/05/20	AAA	$222,791
239	European Investment Bank	2.000%	3/15/21	Aaa	239,970
290	Federal Home Loan Banks	1.875%	12/11/20	AAA	290,692
41	Federal National Mortgage Association	5.625%	7/15/37	AAA	60,351
124	Inter-American Development Bank	3.875%	10/28/41	Aaa	157,381
250	International Bank for Reconstruction & Development	1.500%	8/28/24	AAA	248,751
276	Kreditanstalt fuer Wiederaufbau	1.500%	6/15/21	AAA	275,351
772	Kreditanstalt fuer Wiederaufbau	2.375%	12/29/22	AAA	790,790
728	Kreditanstalt fuer Wiederaufbau	2.500%	11/20/24	AAA	759,289
16	Tennessee Valley Authority	5.250%	9/15/39	AAA	22,451
2,959	Total Government Agency				3,067,817
	Municipal Bonds – 0.6% (3)
20	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3 (No Optional Call)	6.725%	4/01/35	BBB-	23,404
151	Province of Quebec Canada (No Optional Call)	2.500%	4/20/26	AA-	156,835
85	Sales Tax Securitization Corp (No Optional Call)	3.820%	1/01/48	AAA	88,038
120	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2009A (No Optional Call)	5.517%	4/01/39	AAA	164,172
376	Total Municipal Bonds				432,449
	Sovereign Debt – 0.8%
416	Colombia Government International Bond	2.625%	3/15/23	BBB	417,622
14	Hungary Government International Bond	7.625%	3/29/41	BBB	23,001
72	Peruvian Government International Bond	5.625%	11/18/50	BBB+	105,571
502	Total Sovereign Debt				546,194
$3,837	Total Government Related (cost $4,013,535)				4,046,460
	Total Long-Term Investments (cost $66,567,650)				68,295,940

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 2.1%
	GOVERNMENT RELATED – 2.1%
$1,430	Federal Home Loan Banks, Discount Notes	0.000%	11/01/19	N/R	$1,430,000
	Total Short-Term Investments (cost $1,430,000)				1,430,000
	Total Investments (cost $67,997,650) – 100.3%				69,725,940
	Other Assets Less Liabilities – (0.3)%				(198,770)
	Net Assets – 100%				$69,527,170
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
U.S. Treasury	$ —	$27,708,050	$ —	$27,708,050
Securitized	—	19,796,372	—	19,796,372
Corporate Debt	—	16,745,058	—	16,745,058
Government Related	—	4,046,460	—	4,046,460
Short-Term Investments:
Government Related	—	1,430,000	—	1,430,000
Total	$ —	$69,725,940	$ —	$69,725,940

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.